Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13:-	RELATED PARTIES

a.	Employment or Service Agreements with Dr. Fernando de la Vega, the Company’s Chief Executive Officer:

On September 9, 2009, the Company entered into a services agreement, or the DBG Services Agreement, as amended, with Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd., or DBG, as amended, or the DBG Services Agreement, pursuant to which Dr. de la Vega provides the Company management services as the Company’s chief executive officer. Pursuant to the terms of the DBG Services Agreement, as amended, Dr. de la Vega is entitled to a monthly consultancy fee in the amount of NIS 51,750 ($14,974 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax and car allowance in the amount of NIS 2,500 ($723 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month plus reimbursement for fuel expenses and tolls. The consultancy monthly fee shall be updated to NIS 65,000 ($18,807 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month, if the Company will secure an additional investment of $1,000,000 (such update commenced in April 2019). Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wish to terminate the engagement with Dr. de la Vega, not as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice.

In addition, our chief executive office may receive (none of which received so far):

1.	An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis.

2.	A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that our pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing.

3.	An Equity Based Award:

Upon the occurrence of an Exit Event, an equity-based award, in accordance with the following calculation:

(i) 0.5% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000;

(ii) 1.25% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000;

(iii) 2.0% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.

An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity , or a Person; (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.

b.	Consultancy Agreement with Ram Zeevi:

On May 15, 2018, the Company entered into a consultancy agreement with RINC Green Ltd., or RINC Green, as amended on April 30, 2019, or the Ram Zeevi Consultancy Agreement, pursuant to which Mr. Zeevi provides the Company with services in the field of business development in accordance with pre-approved monthly work plans, which includes introduction of potential business partners and investors as well as assistance in negotiations of business and investments terms. Pursuant to the terms of the Ram Zeevi Consultancy Agreement, RINC Green is currently entitled to a gross monthly fee in the amount of $5,000 (25 hours per month at $200 per hour rate) plus value added tax and to reimbursement of out-of-pocket expenses related directly to the provision of the consultancy services subject to prior written approval of the chief executive officer, to reimbursement of travel international travel and board expenses at the same standard as our chief executive officer and to an additional per-day fee equivalent to four hours per day abroad plus value added tax. Either the Company or RINC Green may terminate the agreement at any time for any reason by providing a 30-day prior written notice. RINC Green ceased providing the above monthly service in January 2019.

In addition to the foregoing, RINC Green is entitled to receive (none of which received so far):

1.	A one-time payment in the amount of $25,000 (plus value added tax) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi;

2.	$150,000 in cash (plus value added tax) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average common ordinary share price during the period of 90 days prior to the date upon which the Investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019);

3.	Options to purchase up to 120,000 of the Company’s ordinary shares, at an exercise price per share of $0.27. The options vest over a period of three years with one third of the options vesting on September 30, 2019, and the remaining two thirds will vest on a quarterly basis over the remaining two years. The options were issued on October 2, 2018; and

4.	An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $30,000,000 but less than US $50,000,000 or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $50,000,000.

An ‘Exit Event’ is defined the same as mentioned in section a. above.

In the event that the Company terminate the Consultancy Agreement other than for Cause, and the Exit Event occurs within a period of 6 months of said termination, RINC Green will be entitled to the foregoing equity-based award.

Ram Zeevi is the son of Gadi Zeevi, who beneficially owns more than 20% of our ordinary shares.

c.	Refer to note 8e for additional related party transactions.